Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock option grants	$ 92	$ 112	$ 607
Restricted stock awards granted in 2020	250	0	0
Employee stock grant	530	0	0
Unrestricted employee stock award	0	50	0
Annual director stock award	500	70	1,055
Total Stock Compensation expense	$ 1,372	$ 232	$ 1,662